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                                                          ----------------------
                                                                OMB Approval
                                                                OMB 3235-0006
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                                                          ----------------------
                                                                SEC USE ONLY
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                                    FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

              Report for the Calendar Qtr, Ended December 31, 2005
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                (Please read instructions before preparing form.)
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                        If amended report check here: [ ]
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Name of Institutional Investment Manager:

                             GOOD HOPE ADVISERS, LLC
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Business Address:

        1345 Avenue of the Americas     New York     NY             10105-4300
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                Street                  City         State          Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3226           Chief Compliance Officer
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     ATTENTION--Intentional misstatements or omissions of facts constitute
                Federal Criminal Violations. See 18 U.S.C. 1001 and
                15 U.S.C. 78ff(a).
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     The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 13th day of February, 2006.

                                    Good Hope Advisers, LLC
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to Submit This Report)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers:               1
Form 13 F Information Table Entry Total: 3,502,849
Form 13 F Information Table Value Total:   134,244 (x$1000)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----

1                                   Arnhold and S. Bleichroeder Advisers, LLC

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
                                                                                                               VOTING AUTHORITY
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT           --------------------------
  NAME OF ISSUER                  TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
D AMR CORP                       COM              001765106     1364    61343 SH       SOLE                  61343        0       0
D ALTRIA GROUP INC               COM              02209S103     7210    96495 SH       SOLE                  96495        0       0
D AMERICAN EXPRESS CO            COM              025816109     3133    60891 SH       SOLE                  60891        0       0
D AMERICAN INTL GROUP INC        COM              026874107     9061   132795 SH       SOLE                 132795        0       0
D AMERIPRISE FINL INC            COM              03076C106     2870    70000 SH       SOLE                  70000        0       0
D AMPHENOL CORP NEW              CL A             032095101     6772   153000 SH       SOLE                 153000        0       0
D ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     6724   136300 SH       SOLE                 136300        0       0
D ASTRAZENECA PLC                SPONSORED ADR    046353108     1068    21981 SH       SOLE                  21981        0       0
D BECKMAN COULTER INC            COM              075811109     3486    61272 SH       SOLE                  61272        0       0
D BELLSOUTH CORP                 COM              079860102     4286   158149 SH       SOLE                 158149        0       0
D BIOGEN IDEC INC                COM              09062X103     4629   102124 SH       SOLE                 102124        0       0
D BOSTON SCIENTIFIC CORP         COM              101137107     1469    60000 SH       SOLE                  60000        0       0
D CONTINENTAL AIRLS INC          CL B             210795308     3408   160000 SH       SOLE                 160000        0       0
D COUNTRYWIDE FINANCIAL CORP     COM              222372104      872    25511 SH       SOLE                  25511        0       0
D DOMINION RES INC VA NEW        COM              25746U109     1544    20000 SH       SOLE                  20000        0       0
D EXELON CORP                    COM              30161N101     6371   119893 SH       SOLE                 119893        0       0
D FIRST DATA CORP                COM              319963104     4127    95964 SH       SOLE                  95964        0       0
D FORTUNE BRANDS INC             COM              349631101     2431    31160 SH       SOLE                  31160        0       0
D GENERAL DYNAMICS CORP          COM              369550108     8742    76650 SH       SOLE                  76650        0       0
D GTECH HLDGS CORP               COM              400518106     1296    40845 SH       SOLE                  40845        0       0
D GUIDANT CORP                   COM              401698105     3969    61300 SH       SOLE                  61300        0       0
D HARRIS CORP DEL                COM              413875105     6030   140199 SH       SOLE                 140199        0       0
D HERCULES INC                   COM              427056106      452    40000 SH       SOLE                  40000        0       0
D MBNA CORP                      COM              55262L100     1109    40830 SH       SOLE                  40830        0       0
D MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309      490    15304 SH       SOLE                  15304        0       0
D MONSANTO CO NEW                COM              61166W101     5946    76699 SH       SOLE                  76699        0       0
D NALCO HOLDING COMPANY          COM              62985Q101    15399   869511 SH       SOLE                 869511        0       0
D PATTERSON UTI ENERGY INC       COM              703481101     1318    40000 SH       SOLE                  40000        0       0
D PLACER DOME INC                COM              725906101      688    30000 SH       SOLE                  30000        0       0
D STREETTRACKS GOLD TR           GOLD SHS         863307104    10489   203350 SH       SOLE                 203350        0       0
D THERMO ELECTRON CORP           COM              883556102     1846    61283 SH       SOLE                  61283        0       0
D WILLIAMS COS INC DEL           COM              969457100     5097   220000 SH       SOLE                 220000        0       0
D XM SATELLITE RADIO HLDGS INC   CL A             983759101      546    20000 SH       SOLE                  20000        0       0
S REPORT SUMMARY                 33 DATA RECORDS              134244  3502849      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED